CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Investments, available for sale, at fair value fixed maturities (amortized cost: $252,836,485, $116,676,312 and $19,226,841, respectively) (See Note 6)	$ 250,542,950	$ 117,241,861	$ 17,384,183
Mortgage loans on real estate, held for investment	61,464,515	13,810,041
Derivatives instruments (See Note 7)	7,664,006	575,294
Other invested assets	14,808,870	2,468,947
Preferred stock		500,000
Investment escrow		3,899,986
Notes receivable	5,516,302
Policy loans	147,309	106,014	43,843
Total investments	340,143,952	138,602,143	17,428,026
Cash and cash equivalents	136,431,785	43,716,205	2,832,567
Deferred acquisition costs, net	6,398,870
Premiums receivable	356,613	355,959	346,870
Accrued investment income	4,946,936	1,511,200	200,708
Reinsurance recoverables (See Note 10)	42,091,115	30,579,524	23,100,644
Intangible assets	700,000	700,000	700,000
Property and equipment, net	91,822	85,395	91,414
Operating lease right of use assets	378,682	470,132	592,065
Other assets	4,006,709	241,580	261,884
Assets associated with business held for sale (See Note 4)	1,102,777	3,653,748	20,937,071
Total assets	536,649,261	219,915,886	66,491,249
Liabilities:
Benefit reserves	16,433,533	16,319,912	16,012,655
Policy claims	98,736	225,228	270,785
Deposit-type contracts (See note 13)	455,429,384	171,168,785	7,234,927
Advance premiums	723	261	490
Long-term debt			18,938,705
Deferred gain on coinsurance transactions	15,739,264	7,578,195	3,899,999
Lease liabilities (See Note 15):
Finance lease		1,860	9,299
Operating lease	428,851	524,248	646,519
Other liabilities	22,329,494	6,291,782	1,062,087
Liabilities associated with business held for sale (See Note 4)	1,111,113	3,646,867	21,052,733
Total liabilities	511,571,098	205,757,138	69,128,199
Contingencies and Commitments (See Note 14)
Preferred stock, Series C, $0.001 par value; authorized 1,500,000 shares as of December 31, 2018; none issued and outstanding as of September 30, 2020 and December 31, 2019			1,500,000
Stockholders' Equity:
Voting common stock, $0.001 par value; authorized 20,000,000 shares; 2,718,967 issued and outstanding as of September 30, 2020, 2,042,670 as of December 31, 2019 and 41,601 issued and outstanding on December 31, 2018; non-voting common stock, $0.001 par value; 2,000,000 shares authorized, no shares issued and outstanding at September 30, 2020, December 31, 2019 and December 31, 2018	2,719	2,042	41
Additional paid-in capital	69,114,515	54,494,355	33,029,075
Treasury stock	(175,333)
Accumulated deficit	(41,607,833)	(41,081,710)	(35,348,052)
Accumulated other comprehensive (loss) income (See Note 1)	(2,255,905)	619,584	(1,818,014)
Total Midwest Holding Inc.'s stockholders' equity	25,078,163	14,034,271	(4,136,950)
Noncontrolling interest		124,477
Total stockholders' equity	25,078,163	14,158,748	(4,136,950)
Total liabilities, mezzanine, and stockholders' equity	$ 536,649,261	$ 219,915,886	$ 66,491,249